Business Acquisitions - Schedule of Statements of Income Operations (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Utility infrastructure services revenues													$ 1,522,285	$ 1,246,484	$ 1,139,078
Net income attributable to Southwest Gas Holdings, Inc.	$ 69,304	$ 12,331	$ 21,551	$ 79,091	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	182,277	$ 193,841	$ 152,041
Linetec
Condensed Income Statements, Captions [Line Items]
Utility infrastructure services revenues													14,119
Net income attributable to Southwest Gas Holdings, Inc.													$ 690